LEASES	12 Months Ended
Dec. 31, 2021
LEASES
LEASES

13.LEASES

The Company is party to a number of contracts that contain a lease, most of which include office facilities, storage facilities, and various plant and equipment. Leases of low value assets, short term leases and leases with variable payments proportional to the rate of use of the underlying asset do not give rise to a lease obligation and a right-of-use asset, and expenses are included in operating costs in the consolidated statements of income.

The following table sets out the carrying amounts of right-of-use assets included in property, plant and mine development in the consolidated balance sheets and the movements during the period:

	As at December 31,	As at December 31,
	2021	2020
Balance, beginning of year	$112,715	$117,581
Additions and modifications, net of disposals(i)	41,024	9,688
Amortization	(19,717)	(14,554)
Balance, end of year	$134,022	$112,715

Note:

(i)	Additions to right-of-use assets include $1.8 million related to the acquisition of TMAC.

The following table sets out the lease obligations included in the consolidated balance sheets:

	As at December 31,	As at December 31,
	2021	2020
Current	$32,988	$20,852
Non-current	98,445	99,423
Total lease obligations	$131,433	$120,275

Future minimum lease payments required to meet obligations that have initial or remaining non-cancellable lease terms are set out in the table below. Because leases with variable lease payments do not give rise to fixed minimum lease payments, no amounts are included below for these leases.

	As at December 31,	As at December 31,
	2021	2020
Within 1 year	$33,952	$20,464
Between 1 - 3 years	37,825	28,090
Between 3 - 5 years	16,674	17,846
Thereafter	47,807	57,301
Total undiscounted lease obligations	$136,258	$123,701

The Company recognized the following amounts in the consolidated statements of income with respect to leases:

	Year Ended December 31,
	2021	2020
Amortization of right-of-use assets	$19,717	$14,554
Interest expense on lease obligations	$2,252	$1,997
Variable lease payments not included in the measurement of lease obligations	$137,369	$117,317
Expenses relating to short-term leases	$3,883	$4,926
Expenses relating to leases of low value assets, excluding short-term leases of low value assets	$1,105	$792

During the year ended December 31, 2021, the Company recognized $290.8 million (2020 – $221.9 million) in the consolidated statements of cash flows with respect to leases.